Customer deposits (Tables)	6 Months Ended
Jun. 30, 2026
Deposits from customers [abstract]
Schedule of customer deposits

Customer deposits
in EUR million	30 June 2026	31 December 2025
Current accounts / Overnight deposits	242,598	238,940
Savings accounts	399,779	382,066
Time deposits	127,386	98,599
Other	3,527	1,768
	773,291	721,373